Intangible Assets, Net	3 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net
(15)	Intangible assets, net

The acquired intangible assets, all of which are being amortized, have an average useful life of approximately 20 years. Intangible assets consist of the following as of March 31, 2025 and December 31, 2024.

	For the year ended March 31, 2025
	Average useful life	Gross carrying amount	Accumulated amortization	Net carrying amount
Technology license	20 years	$98,061	$78,691	$19,371
Customer relationship	20 years	580,489	261,220	319,269
Patent technology	20 years	165,207,671	19,387,021	145,820,650
		$165,886,221	$19,726,932	$146,159,289

	For the year ended December 31, 2024
	Average useful life	Gross carrying amount	Accumulated amortization	Net carrying amount
Technology license	20 years	$97,828	$78,439	$19,389
Customer relationship	20 years	579,107	231,643	347,464
Patent technology	20 years	164,814,319	17,124,320	147,690,000
		$165,491,254	$17,434,402	$148,056,852

Accumulated amortization expense for intangible assets is $2,272,817 and $2,896,174 for the three-months ended March 31, 2025 and 2024, respectively.